Revenues (Tables)	9 Months Ended
Sep. 30, 2025
Revenue Recognition [Abstract]
Schedule of disaggregation of revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas*
Systems	$18,149	$17,844	$52,997	$49,891
Consumables	34,175	34,378	101,303	106,102
Service	31,313	34,869	94,432	101,394
Total Americas	83,637	87,091	248,732	257,387

EMEA
Systems	9,573	10,467	28,907	29,990
Consumables	18,941	19,204	58,727	60,319
Service	7,925	7,393	22,806	22,281
Total EMEA	36,439	37,064	110,440	112,590

Asia Pacific
Systems	4,314	3,411	11,894	13,705
Consumables	8,909	8,788	28,819	26,875
Service	3,671	3,654	11,217	11,542
Total Asia Pacific	16,894	15,853	51,930	52,122

Total Revenues	$136,970	$140,008	$411,102	$422,099